Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company analyzed its transactions with related parties for the years ended December 31, 2021, 2020 and 2019, and determined it had the following material transactions.

Syncona

The Company receives accounting and professional services from Syncona Partners LLP, Syncona Limited and their affiliates, referred to as Syncona, from time to time. The Company recorded accounting and professional fees of approximately $0.1 million and $0.5 million for the years ended December 31, 2020 and 2019, respectively. There were no fees for the year ended December 31, 2021.

Gyroscope Therapeutics Limited

In April 2020, the Company entered into an exclusive patent and know-how license agreement with Gyroscope Therapeutics Limited (“Gyroscope”), a company controlled at the time by Syncona Partners LLP, Syncona Limited and their affiliates. Under the terms of the agreement, Gyroscope grants the Company an exclusive license under certain patent rights to develop and commercialize certain liver directed AAV gene therapies delivered by certain direct or peripheral means and a non-exclusive license to certain know-how, and the Company grants Gyroscope a non-exclusive license to certain know-how. The Company was required to make an upfront payment to Gyroscope of £0.2 million, or $0.3 million, and may be required to make up to £5.6 million, or $7.7 million, in development and regulatory milestone payments, and pay Gyroscope a mid-single-digit percentage royalty on net sales of licensed products on a product-by-product and country-by-country basis, until the expiration of the last valid licensed patent claim covering such product in such country. No payments were due to Gyroscope as of December 31, 2021, in relation to this agreement because the Company had not achieved any of the milestones or incurred any royalty payment obligations during the year ended December 31, 2021. In December 2021, Novartis AG announced that it had entered into a definitive agreement to acquire all of the outstanding share capital of Gyroscope but had not completed the acquisition as of December 31, 2021. Once the acquisition is complete, Gyroscope will no longer be a related party of the Company.